Condensed Interim Consolidated Statements of Cash Flows - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Loss for the period	$ (4,978,789)	$ (43,927)
Adjustments for:
Exploration and evaluation costs	6,000	0
Share-based payments	222,115	125,827
Shares issued for services	21,000	0
Realized (gain) loss on investments	(35,051)	9,776
Revaluation of warrant liability	0	(465,145)
Unrealized (gain) loss on investments	2,521,149	(587,982)
Change in cumulative translation adjustment	0	(21,832)
Net change in non-cash working capital items	688,205	346,094
	(1,555,371)	(637,189)
Financing activities
Proceeds from private placement	0	931,100
	0	931,100
Investing activities
Reimbursement of mineral property acquisition costs	13,293	0
Proceeds from sale of investments	148,742	112,399
	162,035	112,399
Change in cash	(1,393,336)	406,310
Cash, beginning of period	2,839,369	347,896
Cash, end of period	$ 1,446,033	$ 754,206